U.S. TREASURY RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 2001
(Unaudited)


                                PRINCIPAL
                                  AMOUNT
ISSUER                        (000'S OMITTED)          VALUE
----------------------------------------------------------------
U.S. TREASURY BILLS -- 92.8%
----------------------------------------------------------------
United States Treasury Bill,
  due 3/22/01                     $171,883          $171,372,548
  due 3/29/01                      296,415           295,216,202
  due 4/05/01                      449,089           446,883,622
  due 4/12/01                      106,994           106,364,257
  due 4/19/01                      243,391           241,721,850
  due 5/03/01                       34,946            34,643,280
  due 5/10/01                      173,049           171,391,656
  due 5/17/01                       45,901            45,421,895
  due 6/28/01                       22,807            22,446,121
                                                  --------------
                                                   1,535,461,431
                                                  --------------

U.S. TREASURY NOTES -- 7.2%
----------------------------------------------------------------
United States Treasury Notes,
  due 7/31/01                      111,008           111,250,364
  due 8/31/01                        7,650             7,622,757
                                                  --------------
                                                     118,873,121
                                                  --------------

TOTAL INVESTMENTS,
 AT AMORTIZED COST                  100.0%         1,654,334,552
OTHER ASSETS,
 LESS LIABILITIES                     0.0                558,157
                                    -----         --------------
NET ASSETS                          100.0%        $1,654,892,709
                                    =====         ==============

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
===========================================================================
ASSETS:

Investments, at amortized cost (Note 1A)                    $1,654,334,552
Cash                                                               199,558
Interest receivable                                                490,253
---------------------------------------------------------------------------
 Total assets                                                1,655,024,363
---------------------------------------------------------------------------
LIABILITIES:
Payable to affiliate-- Investment advisory fees (Note 2A)           74,449
Accrued expenses and other liabilities                              57,205
---------------------------------------------------------------------------
 Total liabilities                                                 131,654
---------------------------------------------------------------------------
NET ASSETS                                                  $1,654,892,709
===========================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                    $1,654,892,709
===========================================================================



U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B)                                         $45,693,429

EXPENSES:
Investment Advisory fees (Note 2A)                    $1,110,016
Administrative fees (Note 2B)                            370,005
Custody and fund accounting fees                         153,884
Trustees' fees                                            14,156
Audit fees                                                14,100
Legal fees                                                 9,651
Miscellaneous                                             31,396
--------------------------------------------------------------------------------
 Total expenses                                        1,703,208
Less: aggregate amounts waived by Investment
 Adviser and Administrator (Notes 2A and 2B)            (963,122)
Less: fees paid indirectly (Note 1D)                         (40)
--------------------------------------------------------------------------------
 Net expenses                                                           740,046
--------------------------------------------------------------------------------
Net investment income                                               $44,953,383
================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED
                                                      FEBRUARY 28, 2001    YEAR ENDED
                                                         (Unaudited)     AUGUST 31, 2000
=========================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                  $    44,953,383    $    66,878,424
-----------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                              3,259,578,318      4,524,590,945
Value of withdrawals                                    (2,974,327,280)    (4,455,407,592)
-----------------------------------------------------------------------------------------
Net increase in net assets from capital transactions       285,251,038         69,183,353
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                 330,204,421        136,061,777
-----------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                      1,324,688,288      1,188,626,511
-----------------------------------------------------------------------------------------
End of period                                          $ 1,654,892,709    $ 1,324,688,288
=========================================================================================



U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                              SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                              FEBRUARY 28, 2001  ------------------------------------------------------------
                                 (Unaudited)       2000           1999        1998        1997        1996
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
 (000's omitted)                  $1,654,893    $1,324,688    $1,188,627    $911,845    $907,910    $767,804
Ratio of expenses to
 average net assets                    0.10%*        0.10%         0.10%       0.10%       0.10%       0.10%
Ratio of net investment income
 to average net assets                 6.07%*        5.41%         4.55%       5.14%       5.15%       5.20%

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average net assets         0.23%*        0.23%         0.23%       0.23%       0.24%       0.25%
Net investment income to
 average net assets                    5.94%*        5.28%         4.42%       5.01%       5.01%       5.05%
=============================================================================================================

* Annualized

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc (CFBDS"), acted as the Portfolio's Administrator through December 31, 2000. SSB Citi Fund Management LLC (SSB Citi"), an affiliate of Citibank, became the Fund Administrator effective January 1, 2001. Citibank N.A. (Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

   C. Federal Income Taxes The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Fees Paid Indirectly The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

   A. Investment Advisory Fee The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,110,016, of which $593,117 was voluntarily waived for the six months ended February 28, 2001. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   B. Administrative Fees Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $370,005, all of which was contractually waived for the six months ended February 28, 2001. The contractual fee waivers terminate on December 31, 2001. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of U.S. Treasury obligations, aggregated $5,629,118,415 and $5,342,838,889, respectively, for the six months ended February 28, 2001.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2001, the commitment fee allocated to the Portfolio was $2,134. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Heath B. McLendon*, President
E. Kirby Warren
William S. Woods, Jr.**

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

 *AFFILIATED PERSON OF INVESTMENT ADVISER
**TRUSTEE EMERITUS

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------













This report is prepared for the information of shareholders of Citi U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi U.S. Treasury Reserves.

(C)2001 Citicorp         [RECYCLE LOGO] Printed on recycled paper    CFS/RUS/201